CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (LOSS) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Statement of comprehensive income [abstract]
Net income (loss) for the year	R$ 14,106,381	R$ 23,394,887	R$ 8,635,532
Other comprehensive income (loss)
Fair value investments in equity measured at fair value through other comprehensive income	(1,311)	(3,441)	2,020
Tax effect on the fair value of investments	446	1,170	(687)
Actuarial gain (loss) on post-employment plans of subsidiaries	(480)	(9,499)	2,289
Tax effect of the actuarial loss	163	3,260	(778)
Actuarial gain (loss) on post-employment plans of subsidiaries	(128,047)	(3,182)	117,353
Tax effect of the actuarial loss	43,536	1,082	(39,900)
Items with no subsequent effect on income	(85,693)	(10,610)	80,297
Exchange rate variation on conversion of financial information of the subsidiaries abroad	4,707	(16,035)	46,006
Realization of the above items	471	(235,737)	(825)
Items with no subsequent effect on income	5,178	(251,772)	45,181
Total comprehensive income (loss)	14,025,866	23,132,505	8,761,010
Attributable to
Controlling shareholders'	14,004,333	23,119,235	8,751,864
Non-controlling interest	R$ 21,533	R$ 13,270	R$ 9,146